Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	VanEck Vectors ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001137360
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 14, 2019
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2019
Prospectus Date	rr_ProspectusDate	May 14, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
VanEck Vectors Municipal Allocation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Vectors Municipal Allocation ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED NOVEMBER 1, 2019 TO
THE PROSPECTUS DATED MAY 14, 2019
OF VANECK VECTORS ETF TRUST

This Supplement updates certain information contained in the above-dated Prospectus for VanEck Vectors® ETF Trust (the “Trust”) regarding VanEck Vectors Municipal Allocation ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

At a meeting held on September 13, 2019, the Board of Trustees (the “Board”) of the Trust, including all of the Trustees that are not interested persons of the Trust, unanimously approved Van Eck Associates Corporation’s, the investment adviser to the Fund (the “Adviser”), proposal to amend the Investment Management Agreement between the Adviser and the Trust for the Fund to convert the Fund’s management fee (the “Management Fee”) to a unitary fee structure, pursuant to which the Adviser would agree to pay all of the expenses of the Fund (excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

Accordingly, effectively immediately, the Fund’s Prospectus is supplemented as follows:

The table under the “Summary Information-Fund Fees and Expenses-Annual Fund Operating Expenses” section of the Prospectus is hereby deleted and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.08%
Other Expenses(a)	0.00%
Acquired Fund Fees and Expenses(b)	0.30%
Total Annual Fund Operating Expenses(a)	0.38%

(a)
Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least September 1, 2021.

(b)
“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata portion of the expenses charged by other investment companies in which the Fund invests, including VanEck Vectors exchange-traded funds and funds which invest exclusively in money market instruments. These expenses are based on estimated amounts for the current fiscal year. Because Acquired Fund Fees and Expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s reports to shareholders.

The second paragraph under the “Summary Information-Expense Example” section of the Prospectus is hereby deleted and replaced with the following:

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$39
3	$122

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 1, 2021
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata portion of the expenses charged by other investment companies in which the Fund invests, including VanEck Vectors exchange-traded funds and funds which invest exclusively in money market instruments. These expenses are based on estimated amounts for the current fiscal year. Because Acquired Fund Fees and Expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s reports to shareholders.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Supplement Closing [Text Block]	ck0001137360_SupplementClosingTextBlock	Please retain this supplement for future reference.
VanEck Vectors Municipal Allocation ETF | VanEck Vectors Municipal Allocation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.08%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.38%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 39
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 122

[1]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least September 1, 2021.
[2]	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata portion of the expenses charged by other investment companies in which the Fund invests, including VanEck Vectors exchange-traded funds and funds which invest exclusively in money market instruments. These expenses are based on estimated amounts for the current fiscal year. Because Acquired Fund Fees and Expenses are not borne directly by the Fund, they will not be reflected in the expense information in the Fund’s financial statements and the information presented in the table will differ from that presented in the Fund’s financial highlights included in the Fund’s reports to shareholders.